Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Income Taxes
Schedule Of Reconciliation Of Income Taxes
	2021	2020

Net loss for the year	$(1,832)	$(1,708)
Canadian statutory tax rate	27.00%	27.00%

Income tax benefit computed at statutory rates	(495)	(461)
Differences between Canadian and foreign tax rates	2	-
Temporary differences	(333)	539
Items not taxable/deductible for income tax purposes	208	46
Tax losses and tax offsets not recognized	(282)	96
Under (over) provided in prior years	900	(220)

Income tax recovery	$-	$-

Deferred Income Tax Assets And Liabilities
	December 31,
	2021	2020

Deferred tax assets:
Non-capital losses carried forward	$719	$1,003

Deferred tax liabilities:
Book value of marketable securities	-	(205)
Book value over tax value of mineral properties	(719)	(798)

Net deferred tax assets	$-	$-

Unrecognized Deductible Temporary Differences
	December 31,
	2021	2020

Non-capital losses	$7,803	$9,118
Marketable securities	115	-
Share issue costs	548	255
Unrealized foreign exchange	163	203
Tax value over book value of mineral properties	4,480	7,736
Tax value over book value of equipment	1,409	1,351
Unrecognized deductible temporary differences	$14,518	$18,663

Schedule Of Unrecognized Non-capital Losses
2026	$57
2027	242
2028	-
2029	-
2030	490
2031	837
2032	897
2033	293
2034	875
2035	1,090
2036	-
2037	2,074
2038	858
2039	843
2040	854
2041	886
No date of expiry	929
$11,225